Filed Pursuant to Rule 497(e)
1933 Act File No. 333-201530
1940 Act File No. 811-23024

PACER FUNDS TRUST
July 23, 2018

EXPLANATORY NOTE

On behalf of Pacer Funds Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement to the Prospectus dated July 16, 2018, for Pacer US Export Leaders ETF, which was filed pursuant to Rule 497(e) on July 16, 2018 (Accession Number 0000894189-18-003747).

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE